UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2010

Rainier Growth Fund
As of 6-30-10 (Unaudited)

	Shares	Value

Common Stocks 97.72%	$1,232,097,157
(Cost $1,201,385,209)

Consumer Discretionary 14.09%		177,604,716

Hotels, Restaurants & Leisure 3.36%
Marriott International, Inc., Class A (L)	741,050	22,187,037
McDonald's Corp.	306,405	20,182,897

Internet & Catalog Retail 2.95%
Amazon.com, Inc. (I)	277,340	30,302,168
priceline.com, Inc. (I)(L)	39,260	6,930,960

Media 2.35%
DIRECTV, Class A (I)	210,415	7,137,277
DreamWorks Animation SKG, Inc. (I)	135,990	3,882,515
The Walt Disney Company	589,750	18,577,125

Multiline Retail 2.24%
Kohl's Corp. (I)	264,790	12,577,525
Target Corp.	318,150	15,643,436

Specialty Retail 1.97%
Lowe's Companies, Inc.	299,960	6,125,183
Limited Brands, Inc.	324,210	7,155,315
Tiffany & Company (L)	306,010	11,600,839

Textiles, Apparel & Luxury Goods 1.22%
NIKE, Inc., Class B	226,535	15,302,439

Consumer Staples 7.99%		100,725,021

Beverages 1.65%
PepsiCo, Inc.	342,165	20,854,957

Food & Staples Retailing 1.10%
Costco Wholesale Corp. (L)	252,380	13,837,995

Food Products 0.71%
General Mills, Inc.	252,250	8,959,920

Household Products 2.21%
Church & Dwight Company, Inc.	179,535	11,258,640
Colgate-Palmolive Company	210,530	16,581,343

Personal Products 0.84%
Avon Products, Inc.	399,915	10,597,748

Tobacco 1.48%
Philip Morris International, Inc.	406,510	18,634,418

Energy 7.23%		91,173,710

Energy Equipment & Services 3.35%
Halliburton Company	880,450	21,615,048
Schlumberger, Ltd.	372,610	20,620,237

Oil, Gas & Consumable Fuels 3.88%
Concho Resources, Inc. (I)	266,230	14,730,506
Occidental Petroleum Corp.	308,330	23,787,660
Petrohawk Energy Corp. (I)	614,040	10,420,259

Financials 5.37%		67,711,263

Capital Markets 2.23%
BlackRock, Inc.	132,890	19,056,426

1

Rainier Growth Fund
As of 6-30-10 (Unaudited)

	Shares	Value

Financials (continued)
Franklin Resources, Inc.	104,685	$9,022,800

Diversified Financial Services 3.14%
IntercontinentalExchange, Inc. (I)	164,765	18,623,388
JPMorgan Chase & Company	573,850	21,008,649

Health Care 11.79%		148,685,633

Biotechnology 3.61%
Alexion Pharmaceuticals, Inc. (I)	121,620	6,225,728
Amgen, Inc. (I)	237,380	12,486,188
Celgene Corp. (I)	390,245	19,832,251
Vertex Pharmaceuticals, Inc. (I)	212,920	7,005,068

Health Care Equipment & Supplies 0.62%
ResMed, Inc. (I)(L)	128,940	7,840,841

Health Care Providers & Services 2.23%
AmerisourceBergen Corp.	297,470	9,444,673
Aveta, Inc. (I)(S)	97,210	509,324
Express Scripts, Inc. (I)	385,760	18,138,435

Life Sciences Tools & Services 0.39%
QIAGEN NV (I)(L)	254,350	4,888,607

Pharmaceuticals 4.94%
Allergan, Inc.	272,465	15,873,811
Merck & Company, Inc.	396,950	13,881,342
Shire PLC, ADR (L)	215,280	13,213,886
Teva Pharmaceutical Industries, Ltd., SADR	372,100	19,345,479

Industrials 15.42%		194,478,793

Aerospace & Defense 1.85%
Precision Castparts Corp.	226,730	23,335,052

Air Freight & Logistics 2.42%
Expeditors International of Washington, Inc. (L)	365,370	12,608,919
FedEx Corp.	254,840	17,866,832

Electrical Equipment 1.07%
AMETEK, Inc.	338,030	13,571,905

Industrial Conglomerates 2.09%
3M Company	333,425	26,337,241

Machinery 6.50%
Bucyrus International, Inc.	207,730	9,856,789
Cummins, Inc.	429,530	27,975,289
Danaher Corp.	571,200	21,202,944
Deere & Company	411,130	22,891,718

Road & Rail 1.49%
CSX Corp.	379,450	18,832,104

Information Technology 29.39%		370,598,066

Communications Equipment 5.86%
BancTec, Inc. (I)(R)	197,026	1,163,825
Cisco Systems, Inc. (I)	1,746,080	37,208,965
F5 Networks, Inc. (I)	143,140	9,815,110
Juniper Networks, Inc. (I)(L)	575,395	13,130,514
Research In Motion, Ltd. (I)(L)	153,115	7,542,445
Tellabs, Inc.	783,040	5,003,626

2

Rainier Growth Fund
As of 6-30-10 (Unaudited)

		Shares	Value

Information Technology (continued)

Computers & Peripherals 8.41%
Apple, Inc. (I)		260,410	$65,500,927
EMC Corp. (I)		1,435,785	26,274,866
NetApp, Inc. (I)		381,920	14,249,435

Internet Software & Services 2.52%
Google, Inc., Class A (I)		71,310	31,729,385

IT Services 2.32%
Cognizant Technology Solutions Corp., Class A (I)		177,460	8,883,648
Visa, Inc., Class A		287,585	20,346,639

Semiconductors & Semiconductor Equipment 2.39%
Broadcom Corp., Class A		415,685	13,705,134
Marvell Technology Group, Ltd. (I)		1,046,010	16,485,118

Software 7.89%
Adobe Systems, Inc. (I)		574,700	15,189,321
Check Point Software Technologies, Ltd. (I)		519,350	15,310,438
Citrix Systems, Inc. (I)		286,280	12,089,604
Microsoft Corp.		1,402,970	32,282,340
Oracle Corp.		1,150,360	24,686,726

Materials 3.96%			49,871,347

Chemicals 1.82%
FMC Corp.		168,545	9,679,539
Praxair, Inc.		173,795	13,206,682

Metals & Mining 2.14%
Cliffs Natural Resources, Inc.		177,400	8,366,184
Freeport-McMoRan Copper & Gold, Inc.		134,225	7,936,724
Walter Energy, Inc.		175,550	10,682,218

Telecommunication Services 1.74%			21,913,575

Wireless Telecommunication Services 1.74%
American Tower Corp., Class A (I)		492,440	21,913,575

Utilities 0.74%			9,335,033

Independent Power Producers & Energy Traders 0.74%
The AES Corp. (I)		1,010,285	9,335,033

Short-Term Investments 8.71%			$109,738,459
(Cost $109,727,147)

		Par value	Value

Repurchase Agreement 2.63%			33,161,000
Repurchase Agreement with State Street Corp. dated 06-30-2010 at 0.010%
to be repurchased at $33,161,009 on 07-01-2010, collateralized by
$31,235,000 Federal National Mortgage Association, 1.250% due
01-06-2012 (valued at $11,249,875, including interest), Federal Home
Loan Mortgage Corp., 4.375% due 07-17-2015 (valued at $20,638,531, including interest), Federal Home Loan Mortgage Corp., 4.750% due
01-19-2016 (valued at $1,573,788, including interest) and U.S. Treasury
Notes, 1.125% due 01-15-2012 (valued at $365,292, including interest)		33,161,000	33,161,000

Securities Lending Collateral 6.08%			76,577,459
John Hancock Collateral Investment Trust (W)	0.2957%(Y)	7,650,860	76,577,459

3

Rainier Growth Fund
As of 6-30-10 (Unaudited)

Total investments (Cost $1,311,112,356)† 106.43%	$1,341,835,616

Other assets and liabilities, net (6.43%)	($81,016,349)

Total net assets 100.00%	$1,260,819,267

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 06-30-10.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a
Issuer,			percentage of Fund's	Value as of
Description	Acquisition date	Acquisition cost	net assets	06-30-2010
BancTec, Inc.
Common Stock	06-20-07	$4,728,640	0.09%	$1,163,825

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 06-30-2010.

† At 06-30-2010, the aggregate cost of investment securities for federal income tax purposes was $1,333,019,741. Net unrealized appreciation aggregated $8,815,875, of which $107,754,644 related to appreciated investment securities and $98,938,769 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of June 30, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	06/30/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$177,604,716	$177,604,716	—	—
Consumer Staples	100,725,021	100,725,021	—	—
Energy	91,173,710	91,173,710	—	—
Financials	67,711,263	67,711,263	—	—
Health Care	148,685,633	148,176,309	—	$509,324
Industrials	194,478,793	194,478,793	—	—
Information Technology	370,598,066	369,434,241	—	1,163,825
Materials	49,871,347	49,871,347	—	—
Telecommunication
Services	21,913,575	21,913,575	—	—
Utilities	9,335,033	9,335,033	—	—
Short-Term Investments	109,738,459	76,577,459	$33,161,000
Total Investments in
Securities	$1,341,835,616	$1,307,001,467	$33,161,000	$1,673,149

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		INFORMATION
INVESTMENTS IN SECURITIES	HEALTH CARE	TECHNOLOGY
Balance as of March 31, 2010	$486,050	$1,293,918
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized
appreciation (depreciation)	23,274	(130,093)
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of June 30, 2010	$509,324	$1,163,825

During the three-month period ended June 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities

5

exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.
7

334Q1 6/10
8/10

John Hancock Leveraged Companies Fund
Quarterly Portfolio Holdings

6.30.2010

Leveraged Companies Fund
As of 06-30-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 7.06%				$89,742
(Cost $138,620)

Consumer Discretionary 6.71%				85,242

Hotels, Restaurants & Leisure 3.42%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250%	06/15/15	$100,000	375
Majestic Star Casino LLC (H)	9.500	10/15/10	15,000	9,581
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	115,000	17,538
MTR Gaming Group, Inc., Series B	9.000	06/01/12	21,000	15,960
Trump Entertainment Resorts, Inc. (H)	8.500	06/01/15	20,000	25

Media 3.29%
Canadian Satellite Radio Holdings, Inc.	12.750	02/15/14	45,000	40,613
SuperMedia, Inc., Escrow Certificates (I)	8.000	11/15/16	115,000	1,150

Financials 0.35%				4,500

Insurance 0.35%
MBIA Insurance Corp. (14.00% to 1/15/2013, then 3 month
LIBOR + 11.26%) (S)	14.000	01/15/33	10,000	4,500

Convertible Bonds 2.66%				$33,771
(Cost $29,536)

Consumer Discretionary 2.26%				28,758

Auto Components 0.51%
BorgWarner, Inc.	3.500	04/15/12	5,000	6,450

Media 1.75%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	24,000	22,308

Financials 0.40%				5,013

Capital Markets 0.40%
Janus Capital Group, Inc.	3.250	07/15/14	5,000	5,013

			Shares	Value

Common Stocks 72.81%				$925,762
(Cost $892,174)

Consumer Discretionary 27.49%				349,518

Auto Components 7.04%
Autoliv, Inc.			150	7,178
Exide Technologies (I)			10,220	53,144
Federal Mogul Corp. (I)			800	10,416
Tenneco, Inc. (I)			894	18,828

Automobiles 2.05%
Ford Motor Company (I)(L)			2,580	26,006

Hotels, Restaurants & Leisure 1.43%
Greektown Superholdings, Inc. (I)			92	10,173
MTR Gaming Group, Inc. (I)			1,800	2,916
Wendy's/Arby's Group, Inc., Class A			1,285	5,140

Media 16.97%
Cablevision Systems Corp., Class A			1,495	35,895
Canadian Satellite Radio Holdings, Inc., Class A (I)			5,900	15,518

1

Leveraged Companies Fund
As of 06-30-10 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)
Charter Communications, Inc., Class A (I)	2,104	74,271
Dex One Corp. (I)	285	5,415
Madison Square Garden, Inc., Class A (I)	373	7,337
Sirius XM Radio, Inc. (I)	64,006	60,774
SuperMedia, Inc. (I)	91	1,664
Time Warner Cable, Inc.	285	14,843

Consumer Staples 0.13%		1,680

Food Products 0.13%
Kraft Foods, Inc., Class A	60	1,680

Energy 0.20%		2,505

Oil, Gas & Consumable Fuels 0.20%
Dominion Petroleum, Ltd., GDR (I)	33,000	2,505

Financials 10.50%		133,523

Capital Markets 2.75%
Janus Capital Group, Inc.	460	4,085
Knight Capital Group, Inc., Class A (I)	160	2,206
Morgan Stanley	525	12,185
The Blackstone Group LP	350	3,346
The Goldman Sachs Group, Inc.	100	13,127

Commercial Banks 0.29%
Wells Fargo & Company	145	3,712

Consumer Finance 0.25%
American Express Company	80	3,176

Diversified Financial Services 5.16%
Bank of America Corp.	3,320	47,708
Citigroup, Inc. (I)	785	2,952
KKR Financial Holdings LLC	2,010	14,995

Insurance 0.27%
American International Group, Inc. (I)	100	3,444

Real Estate Investment Trusts 1.78%
Annaly Capital Management, Inc.	1,317	22,587

Industrials 30.98%		393,928

Aerospace & Defense 0.41%
AAR Corp. (I)	315	5,273

Air Freight & Logistics 0.14%
FedEx Corp.	25	1,753

Airlines 29.90%
Delta Air Lines, Inc. (I)(L)	15,843	186,155
Pinnacle Airlines Corp. (I)	6,100	33,184
UAL Corp. (I)(L)	3,215	66,100
US Airways Group, Inc. (I)(L)	11,000	94,710

Building Products 0.18%
USG Corp. (I)	185	2,235

Road & Rail 0.35%
Union Pacific Corp.	65	4,518

2

Leveraged Companies Fund
As of 06-30-10 (Unaudited)

			Shares	Value
Information Technology 0.52%				6,672

Software 0.52%
Microsoft Corp.			290	6,672

Materials 2.41%				30,622

Chemicals 2.41%
American Pacific Corp. (I)			5,150	25,853
Huntsman Corp.			550	4,769

Telecommunication Services 0.58%				7,314

Wireless Telecommunication Services 0.58%
Sprint Nextel Corp. (I)			1,725	7,314

Investment Companies 1.51%				$19,236
(Cost $21,534)

Investment Companies 1.51%				19,236
Investment Companies 1.51%
Direxion Daily 10-year Treasury Bear 3X			150	7,112
ProShares Ultra Dow30			315	12,124

Preferred Stocks 15.32%				$194,811
(Cost $176,211)

Consumer Discretionary 13.59%				172,834

Hotels, Restaurants & Leisure 13.59%
Greektown Superholdings, Inc. (N)			1,563	172,834

Financials 1.73%				21,977

Insurance 0.30%
Hartford Financial Services Group, Inc., 7.250%			165	3,818

Real Estate Investment Trusts 1.43%
iStar Financial, Inc., Series E, 7.875%			400	5,132
iStar Financial, Inc., Series G, 7.650%			375	4,785
iStar Financial, Inc., Series I, 7.500%			650	8,242

		Maturity	Par value
	Rate	date		Value
Term Loans (M) 0.06%				$769
(Cost $769)

Consumer Discretionary 0.06%				769
Trump Entertainment Resorts, Inc. (U)	4.460%	11/25/10	$769	769

			Shares	Value
Warrants 0.04%				$536
(Cost $408)

Consumer Discretionary 0.04%				536

Media 0.04%
Charter Communications, Inc., Class A (Expiration Date: 11/30/2014, Strike Price:
$46.86) (I)			102	536

3

Leveraged Companies Fund
As of 06-30-10 (Unaudited)

		Shares	Value
Short-Term Investments 39.43%			$501,374
(Cost $501,340)

Repurchase Agreement 11.87%			151,000
Repurchase Agreement with State Street Corp. dated 06-30-2010 at 0.010% to be repurchased at $151,000 on 07-01-2010, collateralized by $155,000 Federal Home
Loan Bank, 1.750% due 12-14-2012 (valued at $157,906 including interest).		151,000	151,000

		Par value
			Value
Securities Lending Collateral 27.56%			350,374
John Hancock Collateral Investment Trust (W)	0.2957% (Y)	35,006	350,374

Total investments (Cost $1,760,592)† 138.89%			$1,766,001

Other assets and liabilities, net (38.89%)			($494,493)

Total net assets 100.00%			$1,271,508

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

GDR Global Depositary Receipt

LIBOR London Interbank Offered Rate

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 06-30-2010.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(N) Variable rate preferred stock.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(U) All or a portion of this position represents unfunded loan commitment.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 06-30-2010.

† At 06-30-2010, the aggregate cost of investment securities for federal income tax purposes was $1,761,725. Net unrealized appreciation aggregated $4,276, of which $295,041 related to appreciated investment securities and $290,765 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of June 30, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	06-30-10	Price	Inputs	Inputs
Corporate Bonds	$89,742	—	$88,592	$1,150
Convertible Bonds	33,771	—	11,463	22,308
Common Stocks	925,762	$913,084	2,505	10,173
Investment Companies	19,236	19,236	—	—
Preferred Stocks	194,811	194,811	—	—
Term Loans	769	—	—	769
Warrants	536	536	—	—
Short-Term Investments	501,374	350,374	151,000	—
Total investment in securities	$1,766,001	$1,478,041	$253,560	$34,400
Other Financial Instruments
Forward Foreign Currency Contracts	$187	—	$187	—
Total	$1,766,188	$1,478,041	$253,747	$34,400

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate	Convertible	Common	Preferred	Term
INVESTMENTS IN SECURITIES	Bonds	Bonds	Stocks	Stocks	Loans	Total
Balance as of March 31, 2010	$2,012	$23,559	-	$16,983	-	$42,554
Accrued discounts/premiums	-	212	-	-	-	212
Realized gain (loss)	-	-	-	9,523	-	9,523
Change in unrealized appreciation (depreciation)	(862)	(1,463)	-	(10,781)	-	(13,106)
Net purchases (sales)	-	-	$10,173	(15,725)	$769	(4,783)
Transfers in and/or out of Level 3	-	-	-	-	-	-
Balance as of June 30, 2010	$1,150	$22,308	$10,173	-	$769	$34,400

During the three-month period ended June 30, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an

5

independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value (NAV) and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

Term loans. Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. Fees associated with loan amendments are accrued daily.

Loan participations and assignments. A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled interest or principal payments on a term loan due to a default, bankruptcy or other reasons would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the

6

borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the three-month period ended June 30, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at June 30, 2010. During the three-month period ended June 30, 2010, the Fund held forward foreign currency contracts with total notional values as represented below.

	Principal Amount	Principal Amount
	Covered by	Covered by	Settlement	Unrealized
Currency	Contract	Contract (USD)	Date	Appreciation
Sells
Euro	20,110	$24,791	9/30/2010	$187

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at June 30, 2010 by risk category:

		Asset
		Derivatives Fair	Liability Derivatives
Risk	Financial instruments location	Value	Fair Value
Foreign exchange
contracts	Foreign forward currency contracts	187	-

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s prospectus, semi-annual and annual reports.

7

John Hancock Small Cap Opportunities Fund
Quarterly Portfolio Holdings

6.30.2010

Small Cap Opportunities Fund
As of 6-30-10 (Unaudited)

	Shares	Value
Common Stocks 97.43%		$2,710,930
(Cost $2,375,541)

Consumer Discretionary 16.57%		460,951

Auto Components 0.78%
Cooper Tire & Rubber Company	1,111	21,665

Diversified Consumer Services 0.86%
American Public Education, Inc. (I)	545	23,817

Hotels, Restaurants & Leisure 3.46%
Bally Technologies, Inc. (I)(L)	1,323	42,852
Penn National Gaming, Inc. (I)	1,198	27,674
WMS Industries, Inc. (I)	656	25,748

Household Durables 3.93%
iRobot Corp. (I)	2,745	51,579
Lennar Corp., Class A	2,126	29,573
Tempur-Pedic International, Inc. (I)	919	28,259

Media 1.51%
Imax Corp. (I)	2,877	42,004

Specialty Retail 2.76%
A.C. Moore Arts & Crafts, Inc. (I)	8,676	19,695
CarMax, Inc. (I)(L)	1,287	25,611
DSW, Inc., Class A (I)(L)	1,401	31,466

Textiles, Apparel & Luxury Goods 3.27%
G-III Apparel Group, Ltd. (I)	2,248	51,457
Skechers U.S.A., Inc., Class A (I)	1,083	39,551

Energy 4.95%		137,810

Oil, Gas & Consumable Fuels 4.95%
Atlas Energy, Inc. (I)	865	23,416
Brigham Exploration Company (I)	3,258	50,108
Kodiak Oil & Gas Corp. (I)	10,065	32,107
Rex Energy Corp. (I)	3,186	32,179

Financials 8.83%		245,689

Capital Markets 3.37%
Evercore Partners, Inc., Class A	2,173	50,740
Harris & Harris Group, Inc. (I)	3,312	13,546
Lazard, Ltd., Class A	1,102	29,434

Commercial Banks 3.02%
East West Bancorp, Inc.	4,195	63,974
IBERIABANK Corp.	391	20,129

Consumer Finance 1.29%
Cardtronics, Inc. (I)	2,772	35,925

Insurance 1.15%
Assured Guaranty, Ltd.	2,407	31,941

1

Small Cap Opportunities Fund
As of 6-30-10 (Unaudited)

	Shares	Value
Health Care 19.25%		$535,641

Biotechnology 5.02%
AMAG Pharmaceuticals, Inc. (I)(L)	1,483	50,941
BioMarin Pharmaceutical, Inc. (I)(L)	1,350	25,596
Human Genome Sciences, Inc. (I)	1,063	24,088
Isis Pharmaceuticals, Inc. (I)	1,785	17,082
United Therapeutics Corp. (I)(L)	453	22,111

Health Care Equipment & Supplies 7.97%
Align Technology, Inc. (I)(L)	3,533	52,536
ArthroCare Corp. (I)	870	26,666
Conceptus, Inc. (I)	1,528	23,806
NuVasive, Inc. (I)(L)	889	31,524
RTI Biologics, Inc. (I)	8,041	23,560
SonoSite, Inc. (I)	942	25,538
Thoratec Corp. (I)(L)	890	38,030

Health Care Providers & Services 0.29%
Sharps Compliance Corp. (I)	1,750	8,050

Health Care Technology 1.35%
SXC Health Solutions Corp. (I)	514	37,651

Pharmaceuticals 4.62%
Eurand NV (I)	2,200	21,318
Impax Laboratories, Inc. (I)	2,043	38,940
Inspire Pharmaceuticals, Inc. (I)	5,772	28,802
Par Pharmaceutical Companies, Inc. (I)	1,250	32,450
Somaxon Pharmaceuticals, Inc. (I)	1,931	6,952

Industrials 12.91%		359,161

Air Freight & Logistics 1.00%
Atlas Air Worldwide Holdings, Inc. (I)	584	27,740

Airlines 2.85%
Copa Holdings SA, Class A	1,064	47,050
UAL Corp. (I)(L)	1,567	32,218

Building Products 1.71%
Quanex Building Products Corp.	1,597	27,612
Trex Company, Inc. (I)	989	19,869

Commercial Services & Supplies 2.73%
EnerNOC, Inc. (I)(L)	1,416	44,519
Steelcase, Inc. Class A	4,075	31,581

Electrical Equipment 0.91%
Fushi Copperweld, Inc. (I)	3,115	25,481

Machinery 2.04%
Flow International Corp. (I)	12,057	28,455
Graham Corp.	1,885	28,256

Professional Services 1.67%
FTI Consulting, Inc. (I)	1,064	46,380

2

Small Cap Opportunities Fund
As of 6-30-10 (Unaudited)

		Shares	Value
Information Technology 27.19%			$756,590

Communications Equipment 0.90%
Comtech Telecommunications Corp. (I)(L)		832	24,902

Internet Software & Services 8.97%
Ancestry.com, Inc. (I)		2,341	41,248
Constant Contact, Inc. (I)(L)		2,985	63,670
Dice Holdings, Inc. (I)		2,625	18,165
TechTarget, Inc. (I)		5,795	31,177
The Knot, Inc. (I)		4,795	37,305
VistaPrint NV (I)		1,222	58,033

IT Services 0.84%
Telvent GIT SA (I)		1,399	23,363

Semiconductors & Semiconductor Equipment 8.07%
Atmel Corp. (I)		9,863	47,342
Cypress Semiconductor Corp. (I)		4,531	45,491
Netlogic Microsystems, Inc. (I)		2,624	71,373
Silicon Laboratories, Inc. (I)		1,490	60,434

Software 8.41%
Concur Technologies, Inc. (I)		1,582	67,520
Monotype Imaging Holdings, Inc. (I)		3,967	35,743
NetSuite, Inc. (I)		3,198	40,423
Rosetta Stone, Inc. (I)(L)		2,134	48,997
Ultimate Software Group, Inc. (I)		1,260	41,404

Materials 7.73%			215,088

Chemicals 2.72%
LSB Industries, Inc. (I)		2,399	31,931
Neo Material Technologies, Inc. (I)		13,039	43,849

Metals & Mining 1.33%
Avalon Rare Metals, Inc. (I)		17,132	32,347
Franco-Nevada Corp. (I)		149	4,535

Paper & Forest Products 3.68%
Buckeye Technologies, Inc. (I)		2,648	26,348
KapStone Paper and Packaging Corp. (I)		4,733	52,720
Schweitzer-Mauduit International, Inc.		463	23,358

Warrants 0.02%			$640
(Cost $1,029)

Materials 0.02%			640

Metals & Mining 0.02%
Avalon Rare Metals, Inc. (Expiration date 9/17/2011; strike price CAD 3.00) (I)		4,373	640

Short-Term Investments 13.50%			$375,560
(Cost $375,510)

Securities Lending Collateral 13.50%			375,560
John Hancock Collateral Investment Trust (W)	0.2957%(Y)	37,522	375,560

3

Small Cap Opportunities Fund
As of 6-30-10 (Unaudited)

Total investments (Cost $2,752,080)† 110.95%	$3,087,130

Other assets and liabilities, net (10.95%)	($304,725)

Total net assets 100.00%	$2,782,405

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 06-30-2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 06-30-2010.

† At 06-30-2010, the aggregate cost of investment securities for federal income tax purposes was $2,769,731. Net unrealized appreciation aggregated $317,399, of which $474,842 related to appreciated investment securities and $157,443 related to depreciated investment securities.

The Fund had the following country composition as of 06-30-2010 (as a percentage of total net assets):

United States	86%
Canada	4%
Netherlands	3%
Panama	2%
Bermuda	1%
China	1%
Spain	1%
Short-Term Investments and Other	2%

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of June 30, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	06/30/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$460,951	$460,951	—	—
Energy	137,810	137,810	—	—
Financials	245,689	245,689	—	—
Health Care	535,641	535,641	—	—
Industrials	359,161	359,161	—	—
Information Technology	756,590	756,590	—	—
Materials	215,088	215,088	—	—
Warrants
Materials	640	—	$640	—
Short-Term Investments	375,560	375,560	—	—
Total Investments in Securities	$3,087,130	$3,086,490	$640	—

During the three-month period ended June 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

5

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

6

John Hancock

MUTUAL FUNDS

John Hancock Disciplined Value Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2010

Disciplined Value Fund
As of 6-30-10 (Unaudited)

	Shares	Value

Common Stocks 85.28%		$599,542,073
(Cost $616,594,178)

Consumer Discretionary 9.25%		65,034,885

Auto Components 0.82%
Autoliv, Inc. (I)(L)	121,285	5,803,487

Media 5.58%
Comcast Corp., Class A	349,590	6,072,378
DIRECTV, Class A (I)	186,749	6,334,526
Liberty Media - Starz, Series A (Tracking Stock) (I)	84,552	4,383,176
Omnicom Group, Inc.	183,790	6,303,997
Time Warner, Inc.	214,870	6,211,892
Viacom, Inc., Class B	316,495	9,928,448

Multiline Retail 1.55%
Family Dollar Stores, Inc.	142,235	5,360,837
Macy's, Inc.	308,475	5,521,703

Specialty Retail 1.30%
Guess?, Inc. (L)	86,620	2,706,009
Ross Stores, Inc. (L)	69,190	3,687,135
TJX Companies, Inc.	64,870	2,721,297

Consumer Staples 5.91%		41,552,330

Beverages 2.28%
Anheuser-Busch InBev NV, ADR (L)	88,875	4,266,889
Dr. Pepper Snapple Group, Inc.	314,115	11,744,760

Food & Staples Retailing 1.58%
Wal-Mart Stores, Inc.	170,260	8,184,398
Walgreen Company	109,970	2,936,199

Household Products 1.11%
Clorox Company (L)	125,940	7,828,430

Tobacco 0.94%
Philip Morris International, Inc.	143,797	6,591,654

Energy 9.99%		70,236,121

Energy Equipment & Services 0.38%
Pride International, Inc. (I)	119,140	2,661,588

Oil, Gas & Consumable Fuels 9.61%
Chevron Corp.	334,465	22,696,795
EOG Resources, Inc.	82,600	8,125,362
Exxon Mobil Corp.	276,614	15,786,361
Noble Energy, Inc.	142,625	8,604,566
Occidental Petroleum Corp. (L)	126,950	9,794,193
Petrobakken Energy, Ltd., Class A	127,910	2,567,256

Financials 25.49%		179,197,894

Capital Markets 4.29%
Federated Investors, Inc., Class B (L)	182,175	3,772,844
Raymond James Financial, Inc. (L)	191,695	4,732,950
SEI Investments Company	282,500	5,751,700
State Street Corp.	190,820	6,453,532
The Goldman Sachs Group, Inc.	71,935	9,442,907

1

Disciplined Value Fund
As of 6-30-10 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 5.84%
Barclays PLC, SADR (L)	342,295	$5,439,068
BB&T Corp. (L)	272,285	7,163,818
U.S. Bancorp	488,235	10,912,052
Wells Fargo & Company	685,855	17,557,888

Consumer Finance 2.75%
American Express Company	178,076	7,069,617
Discover Financial Services	437,110	6,110,798
SLM Corp. (I)	591,235	6,142,932

Diversified Financial Services 6.54%
Bank of America Corp.	1,416,785	20,359,200
JPMorgan Chase & Company	699,455	25,607,048

Insurance 5.19%
ACE, Ltd.	83,534	4,300,330
Berkshire Hathaway, Inc., Class B (I)(L)	205,731	16,394,703
Loews Corp.	148,385	4,942,704
Reinsurance Group of America, Inc.	70,700	3,231,697
The Travelers Companies, Inc.	92,774	4,569,120
Validus Holdings, Ltd.	125,906	3,074,625

Real Estate Management & Development 0.88%
Brookfield Asset Management, Inc., Class A	272,695	6,168,361

Health Care 10.93%		76,864,674

Biotechnology 0.88%
Amgen, Inc. (I)	117,885	6,200,751

Health Care Equipment & Supplies 1.65%
Hologic, Inc. (I)(L)	224,290	3,124,360
Medtronic, Inc. (I)	232,870	8,446,195

Health Care Providers & Services 4.63%
DaVita, Inc. (I)	85,275	5,324,571
Humana, Inc. (I)	202,030	9,226,710
McKesson Corp.	184,945	12,420,906
Omnicare, Inc.	236,500	5,605,050

Pharmaceuticals 3.77%
Abbott Laboratories	61,965	2,898,723
Johnson & Johnson	238,921	14,110,674
Merck & Company, Inc.	271,854	9,506,734

Industrials 5.66%		39,755,750

Aerospace & Defense 1.73%
Honeywell International, Inc.	183,535	7,163,371
United Technologies Corp.	77,405	5,024,359

Industrial Conglomerates 1.87%
McDermott International, Inc. (I)(L)	125,575	2,719,955
Siemens AG, SADR (L)	43,460	3,890,974
Tyco International, Ltd. (L)	184,970	6,516,493

Machinery 0.41%
Illinois Tool Works, Inc.	69,520	2,869,786

Professional Services 1.65%
Equifax, Inc.	197,960	5,554,758
Manpower, Inc.	139,325	6,016,054

2

Disciplined Value Fund
As of 6-30-10 (Unaudited)

		Shares	Value

Information Technology 13.53%			$95,099,281

Communications Equipment 1.51%
Harris Corp.		254,910	10,617,002

Computers & Peripherals 3.70%
EMC Corp. (I)		603,425	11,042,678
Hewlett-Packard Company		345,398	14,948,825

Electronic Equipment, Instruments & Components 0.71%
Avnet, Inc. (I)		207,010	4,991,011

Internet Software & Services 0.65%
eBay, Inc. (I)		233,135	4,571,777

IT Services 2.18%
Amdocs, Ltd. (I)		197,315	5,297,908
Hewitt Associates, Inc. (I)		130,520	4,497,719
International Business Machines Corp. (L)		44,835	5,536,226

Semiconductors & Semiconductor Equipment 1.09%
Analog Devices, Inc.		70,045	1,951,454
STMicroelectronics NV (L)		721,894	5,710,182

Software 3.69%
Microsoft Corp.		720,504	16,578,797
Oracle Corp.		435,960	9,355,702

Materials 2.79%			19,599,003

Chemicals 1.13%
Albemarle Corp.		78,341	3,110,921
Ashland, Inc.		103,650	4,811,433

Containers & Packaging 0.72%
Crown Holdings, Inc. (I)		110,160	2,758,406
Pactiv Corp. (I)		83,110	2,314,614

Metals & Mining 0.94%
Reliance Steel & Aluminum Company		182,673	6,603,629

Telecommunication Services 0.42%			2,977,762

Wireless Telecommunication Services 0.42%
Vodafone Group PLC, SADR (L)		144,062	2,977,762

Utilities 1.31%			9,224,373

Electric Utilities 0.89%
Edison International		196,770	6,241,540

Multi-Utilities 0.42%
PG&E Corp.		72,575	2,982,833

Short-Term Investments 13.75%			$96,645,488
(Cost $96,634,424)

Repurchase Agreement 4.16%			29,242,000
Repurchase Agreement with State Street Corp. dated 06-30-2010 at 0.010% to be repurchased at $29,242,008 on 07-01-2010, collateralized by $28,715,000 U.S.
Treasury Notes, 2.375% due 09-30-2014 (valued at $29,827,706, including interest)		29,242,000	29,242,000

Securities Lending Collateral 9.59%			67,403,488
John Hancock Collateral Investment Trust (W)	0.2957%(Y)	6,734,288	67,403,488

3

Disciplined Value Fund
As of 6-30-10 (Unaudited)

Total investments (Cost $713,228,602)† 99.03%	$696,187,561

Other assets and liabilities, net 0.97%	$6,816,357

Total net assets 100.00%	$703,003,918

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 6-30-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 6-30-10.

† At 6-30-10, the aggregate cost of investment securities for federal income tax purposes was $714,684,207. Net unrealized depreciation aggregated $18,496,646, of which $22,064,541 related to appreciated investment securities and $40,561,187 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of June 30, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	06/30/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$65,034,885	$65,034,885	—	—
Consumer Staples	41,552,330	41,552,330	—	—
Energy	70,236,121	70,236,121	—	—
Financials	179,197,894	179,197,894	—	—
Health Care	76,864,674	76,864,674	—	—
Industrials	39,755,750	39,755,750	—	—
Information Technology	95,099,281	95,099,281	—	—
Materials	19,599,003	19,599,003	—	—
Telecommunication Services	2,977,762	2,977,762	—	—
Utilities	9,224,373	9,224,373	—	—
Short-Term Investments	96,645,488	67,403,488	$29,242,000	—
Total investments in securities	$696,187,561	$666,945,561	$29,242,000	—

During the three-month period ended June 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of

5

the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund. 7

340Q1 6/10
8/10

John Hancock Core High Yield Fund
Quarterly Portfolio Holdings

6.30.2010

Core High Yield
As of 06-30-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Corporate Bonds 102.54%				$17,562,442
(Cost $16,787,128)

Consumer Discretionary 24.33%				4,167,680

Diversified Consumer Services 7.47%
Bankrate, Inc. (S)	11.750%	07/15/15	$750,000	761,250
Trans Union LLC (S)	11.375	06/15/18	500,000	517,500

Hotels, Restaurants & Leisure 9.80%
Harrah's Operating Company, Inc.	11.250	06/01/17	250,000	263,125
Mandalay Resort Group	7.625	07/15/13	750,000	656,250
MTR Gaming Group, Inc., Series B	9.000	06/01/12	1,000,000	760,000

Media 5.54%
Columbus International, Inc. (S)	11.500	11/20/14	750,000	798,805
Nexstar Broadcasting, Inc. (S)	8.875	04/15/17	150,000	150,750

Specialty Retail 1.52%
Freedom Group, Inc. (S)	10.250	08/01/15	250,000	260,000

Consumer Staples 12.90%				2,209,500

Food & Staples Retailing 5.73%
Great Atlantic & Pacific Tea Company (S)	11.375	08/01/15	500,000	416,250
Reddy Ice Corp. (S)	11.250	03/15/15	500,000	515,000
SUPERVALU, Inc.	8.000	05/01/16	50,000	49,500

Food Products 4.20%
Southern States Cooperative, Inc. (S)	11.250	05/15/15	750,000	720,000

Tobacco 2.97%
Alliance One International, Inc. (S)	10.000	07/15/16	500,000	508,750

Energy 19.46%				3,332,262

Energy Equipment & Services 6.77%
Allis-Chalmers Energy, Inc.	9.000	01/15/14	500,000	461,250
Geokinetics Holdings USA, Inc. (S)	9.750	12/15/14	250,000	213,750
Pioneer Drilling Company (S)	9.875	03/15/18	250,000	245,000
Trico Shipping AS (S)	11.875	11/01/14	250,000	240,000

Oil, Gas & Consumable Fuels 12.69%
Atlas Energy Operating Company, LLC	12.125	08/01/17	250,000	276,250
Atlas Energy Operating Company, LLC	10.750	02/01/18	250,000	266,562
Connacher Oil and Gas, Ltd. (S)	10.250	12/15/15	750,000	740,625
Gibson Energy ULC	11.750	05/27/14	500,000	540,000
Quicksilver Resources, Inc.	11.750	01/01/16	250,000	275,625
Tesoro Corp.	6.500	06/01/17	80,000	73,200

Financials 12.08%				2,068,875

Diversified Financial Services 8.81%
CNG Holdings, Inc. (S)	12.250	02/15/15	200,000	202,000
Reliance Intermediate Holdings LP (S)	9.500	12/15/19	500,000	526,875
TMX Finance LLC (S)	13.250	07/15/15	750,000	780,000

1

Core High Yield
As of 06-30-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Financials (continued)

Real Estate Management & Development 3.27%
CB Richard Ellis Services, Inc.	11.625%	06/15/17	$500,000	$560,000

Health Care 7.31%				1,252,375

Health Care Equipment & Supplies 1.56%
Apria Healthcare Group, Inc. (S)	12.375	11/01/14	250,000	266,875

Health Care Providers & Services 5.75%
American Renal Holdings (S)	8.375	05/15/18	100,000	99,000
BioScrip, Inc. (S)	10.250	10/01/15	750,000	742,500
Radiation Therapy Services, Inc. (S)	9.875	04/15/17	150,000	144,000

Industrials 10.59%				1,813,937

Aerospace & Defense 4.44%
Kratos Defense & Security Solutions, Inc. (S)	10.000	06/01/17	750,000	761,250

Airlines 1.50%
United Air Lines, Inc. (S)	9.875	08/01/13	250,000	256,250

Commercial Services & Supplies 2.17%
Casella Waste Systems, Inc.	11.000	07/15/14	250,000	270,000
Garda World Security Corp. (S)	9.750	03/15/17	100,000	101,500

Marine 1.54%
Commercial Barge Line Company	12.500	07/15/17	250,000	264,063

Trading Companies & Distributors 0.94%
United Rentals North America, Inc.	10.875	06/15/16	150,000	160,874

Information Technology 1.58%				270,000

IT Services 1.58%
Unisys Corp.	12.500	01/15/16	250,000	270,000

Materials 4.46%				763,750

Chemicals 1.48%
Georgia Gulf Corp. (S)	9.000	01/15/17	250,000	253,750

Paper & Forest Products 2.98%
UPM-Kymmene OYJ (S)	7.450	11/26/27	600,000	510,000

Telecommunication Services 6.14%				1,052,500

Diversified Telecommunication Services 6.14%
Global Crossing, Ltd. (S)	12.000	09/15/15	500,000	530,000
Intelsat Jackson Holdings SA	11.250	06/15/16	250,000	266,250
Wind Acquisition Finance SA (S)	11.750	07/15/17	250,000	256,250

Utilities 3.69%				631,563

Electric Utilities 0.96%
Texas Competitive Electric Holdings Company LLC, Series A	10.250	11/01/15	250,000	165,000

2

Core High Yield
As of 06-30-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Utilities (continued)

Independent Power Producers & Energy Traders 2.73%
Dynegy Holdings, Inc.	8.375%	05/01/16	$250,000	$197,813
The AES Corp.	9.750	04/15/16	250,000	268,750

Total investments (Cost $16,787,128)† 102.54%				$17,562,442

Other assets and liabilities, net (2.54%)				($434,497)

Total net assets 100.00%				$17,127,945

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,517,930 or 67.25% of the Fund's net assets as of 06-30-2010.

† At 06-30-2010, the aggregate cost of investment securities for federal income tax purposes was $16,787,128. Net unrealized appreciation aggregated $775,314, of which $986,184 related to appreciated investment securities and $210,870 related to depreciated investment securities.

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, all investments for the Fund are categorized as Level 2 under the hierarchy discussed above.

During the three-month period ended June 30, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

4

John Hancock
MUTUAL FUNDS

John Hancock Small Company Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2010

Small Company Fund
As of 6-30-10 (Unaudited)

	Shares	Value

Common Stocks 95.98%		$110,008,576
(Cost $109,051,847)

Consumer Discretionary 11.53%		13,214,256

Hotels, Restaurants & Leisure 1.10%
Buffalo Wild Wings, Inc. (I)	34,600	1,265,668

Household Durables 1.29%
Ryland Group, Inc.	93,100	1,472,842

Media 4.41%
Cinemark Holdings, Inc.	118,900	1,563,535
Meredith Corp.	56,400	1,755,732
Valassis Communications, Inc. (I)	54,700	1,735,084

Specialty Retail 3.26%
Jo-Ann Stores, Inc. (I)	30,800	1,155,308
The Dress Barn, Inc. (I)	55,048	1,310,693
Tractor Supply Company	20,800	1,268,176

Textiles, Apparel & Luxury Goods 1.47%
Fossil, Inc. (I)	48,623	1,687,218

Consumer Staples 3.76%		4,308,304

Food Products 2.75%
Diamond Foods, Inc.	33,000	1,356,300
J & J Snack Foods Corp.	42,761	1,800,238

Personal Products 1.01%
Nu Skin Enterprises, Inc., Class A	46,200	1,151,766

Energy 5.16%		5,913,172

Energy Equipment & Services 4.06%
Dresser-Rand Group, Inc. (I)	40,400	1,274,620
Oil States International, Inc. (I)	43,500	1,721,730
T-3 Energy Services, Inc. (I)	59,300	1,654,470

Oil, Gas & Consumable Fuels 1.10%
Cloud Peak Energy, Inc. (I)	95,200	1,262,352

Financials 27.36%		31,355,928

Capital Markets 2.10%
Evercore Partners, Inc., Class A	57,200	1,335,620
MF Global Holdings, Ltd. (I)	187,300	1,069,483

Commercial Banks 13.22%
Bank of the Ozarks, Inc.	39,200	1,390,424
East West Bancorp, Inc.	113,300	1,727,825
First Midwest Bancorp, Inc.	137,700	1,674,432
Prosperity Bancshares, Inc.	51,200	1,779,200
S&T Bancorp, Inc.	60,700	1,199,432
Signature Bank (I)	48,900	1,858,689
TCF Financial Corp.	109,612	1,820,655
Western Alliance Bancorp (I)	195,800	1,403,886
Whitney Holding Corp.	107,000	989,750
Wilmington Trust Corp.	118,300	1,311,947

Insurance 3.20%
Delphi Financial Group, Inc., Class A	74,300	1,813,663
Tower Group, Inc.	86,200	1,855,886

1

Small Company Fund
As of 6-30-10 (Unaudited)

	Shares	Value

Financials (continued)

Real Estate Investment Trusts 8.84%
Entertainment Properties Trust	47,200	$1,796,904
Highwoods Properties, Inc.	59,400	1,648,944
LaSalle Hotel Properties	63,500	1,306,195
National Retail Properties, Inc.	84,800	1,818,112
OMEGA Healthcare Investors, Inc.	91,300	1,819,609
Sovran Self Storage, Inc.	50,400	1,735,272

Health Care 8.71%		9,982,846

Health Care Equipment & Supplies 1.04%
Quidel Corp. (I)	94,300	1,196,667

Health Care Providers & Services 4.42%
Gentiva Health Services, Inc. (I)	67,300	1,817,773
Magellan Health Services, Inc. (I)	47,300	1,717,936
RehabCare Group, Inc. (I)	70,100	1,526,778

Health Care Technology 1.39%
Medidata Solutions, Inc. (I)	102,700	1,590,823

Pharmaceuticals 1.86%
Questcor Pharmaceuticals, Inc. (I)	208,900	2,132,869

Industrials 16.57%		18,998,999

Aerospace & Defense 3.22%
Moog, Inc., Class A (I)	56,900	1,833,887
Orbital Sciences Corp., Class A (I)	118,200	1,864,014

Commercial Services & Supplies 1.48%
Tetra Tech, Inc. (I)	86,500	1,696,265

Electrical Equipment 4.02%
EnerSys, Inc. (I)	78,100	1,668,997
Thomas & Betts Corp. (I)	50,000	1,735,000
Woodward Governor Company	47,200	1,205,016

Machinery 3.98%
IDEX Corp.	59,200	1,691,344
Middleby Corp. (I)	34,100	1,813,779
Terex Corp. (I)	56,500	1,058,810

Road & Rail 0.90%
Avis Budget Group, Inc. (I)	104,800	1,029,136

Trading Companies & Distributors 2.97%
Beacon Roofing Supply, Inc. (I)	94,100	1,695,682
WESCO International, Inc. (I)	50,700	1,707,069

Information Technology 13.80%		15,820,411

Communications Equipment 4.66%
Emulex Corp. (I)	173,300	1,590,894
Plantronics, Inc.	62,000	1,773,200
Viasat, Inc. (I)	60,700	1,976,392

Electronic Equipment, Instruments & Components 1.93%
Anixter International, Inc. (I)	40,400	1,721,040
OSI Systems, Inc. (I)	17,700	491,529

Semiconductors & Semiconductor Equipment 3.82%
Applied Micro Circuits Corp. (I)	139,700	1,464,056

2

Small Company Fund
As of 6-30-10 (Unaudited)

		Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Fairchild Semiconductor International, Inc. (I)		181,000	$1,522,210
Integrated Device Technology, Inc. (I)		281,500	1,393,425

Software 3.39%
ACI Worldwide, Inc. (I)		109,600	2,133,913
Progress Software Corp. (I)		58,400	1,753,752

Materials 5.43%			6,224,372

Chemicals 2.65%
Koppers Holdings, Inc.		54,800	1,231,904
Rockwood Holdings, Inc. (I)		79,400	1,801,586

Containers & Packaging 1.45%
Temple-Inland, Inc.		80,600	1,666,002

Metals & Mining 1.33%
Schnitzer Steel Industries, Inc.		38,900	1,524,880

Utilities 3.66%			4,190,288

Electric Utilities 3.66%
Great Plains Energy, Inc.		103,100	1,754,762
Unisource Energy Corp.		80,700	2,435,526

Investment Companies 1.11%			$1,276,572
(Cost $1,369,998)

Financials 1.11%			1,276,572
iShares Russell 2000 Index Fund		20,900	1,276,572

Short-Term Investments 2.37%			$2,713,722
(Cost $2,713,722)
	Yield*	Shares	Value
Short-Term Securities 2.37%			2,713,722
State Street Institutional Liquid Reserves Fund	0.1560%	1,830,466	1,830,466
State Street Institutional US Government Money Market Fund	0.0598%	883,256	883,256

Total investments (Cost $113,135,567)† 99.46%			$113,998,870

Other assets and liabilities, net 0.54%			$619,105

Total net assets 100.00%			$114,617,975

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(I) Non-income producing security.

† At 06-30-2010, the aggregate cost of investment securities for federal income tax purposes was $115,388,368. Net unrealized depreciation aggregated $1,389,498, of which $8,814,400 related to appreciated investment securities and $10,203,898 related to depreciated investment securities.

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments are categorized as Level 1 under the hierarchy described above.

During the three-month period ended June 30, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in investment companies are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Company Fund.

5

348Q1 6/10
8/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 23 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	August 23, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	August 23, 2010